Net Earnings (Loss) Per Share (Tables)	12 Months Ended
May 03, 2014
Reconciliation of Basic and Diluted Loss Per Share

The following is a reconciliation of the Company’s basic and diluted earnings per share calculation:

	Fiscal 2014	Fiscal 2013	Fiscal 2012
Numerator for basic loss per share:
Loss attributable to Barnes & Noble, Inc.	$(47,268)	(157,806)	(64,840)
Preferred stock dividends	(16,028)	(15,767)	(11,044)
Accretion of dividends on preferred stock	(3,032)	(2,266)	(894)

Net loss available to common shareholders	$(66,328)	(175,839)	(76,778)
Numerator for diluted loss per share:
Net loss available to common shareholders	$(66,328)	(175,839)	(76,778)
Denominator for basic and diluted loss per share:
Basic weighted average common shares	58,971	58,247	57,337
Basic loss per common share:
Net loss attributable to Barnes & Noble, Inc. available for common shareholders	$(1.12)	(3.02)	(1.34)
Diluted loss per common share:
Net loss attributable to Barnes & Noble, Inc. available for common shareholders	$(1.12)	(3.02)	(1.34)